BlackRock Basic Value Fund, Inc.

BlackRock Bond Fund, Inc.

BlackRock Total Return Fund

BlackRock Capital Appreciation Fund, Inc.

BlackRock Equity Dividend Fund

BlackRock FundsSM

BlackRock Advantage Small Cap Core Fund

BlackRock Developed Real Estate Index Fund

BlackRock Emerging Markets Equity Strategies Fund

BlackRock Global Long/Short Credit Fund

BlackRock Global Long/Short Equity Fund

BlackRock Health Sciences Opportunities Portfolio

BlackRock Impact Bond Fund

BlackRock Impact U.S. Equity Fund

BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Midcap Index Fund

BlackRock Min Vol EAFE Index Fund

BlackRock Min Vol USA Index Fund

BlackRock MSCI Asia ex Japan Index Fund

BlackRock MSCI World Index Fund

BlackRock Multifactor International Index Fund

BlackRock Multifactor USA Index Fund

BlackRock Short Obligations Fund

BlackRock Short-Term Inflation-Protected Securities Index Fund

BlackRock Small/Mid Cap Index Fund

BlackRock Tactical Opportunities Fund

BlackRock Total Factor Fund

BlackRock Total Stock Market Index Fund

BlackRock USA Momentum Factor Index Fund

BlackRock USA Quality Factor Index Fund

BlackRock USA Size Factor Index Fund

BlackRock USA Value Factor Index Fund

BlackRock Funds II

BlackRock 20/80 Target Allocation Fund

BlackRock 40/60 Target Allocation Fund

BlackRock 60/40 Target Allocation Fund

BlackRock 80/20 Target Allocation Fund

BlackRock Core Bond Portfolio

BlackRock Credit Strategies Income Fund

BlackRock Dynamic High Income Portfolio

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

BlackRock Floating Rate Income Portfolio

BlackRock Global Dividend Portfolio

BlackRock GNMA Portfolio

BlackRock High Yield Bond Portfolio

BlackRock Inflation Protected Bond Portfolio

BlackRock LifePath® Smart Beta 2020 Fund

BlackRock LifePath® Smart Beta 2025 Fund

BlackRock LifePath® Smart Beta 2030 Fund

BlackRock LifePath® Smart Beta 2035 Fund

BlackRock LifePath® Smart Beta 2040 Fund

BlackRock LifePath® Smart Beta 2045 Fund

BlackRock LifePath® Smart Beta 2050 Fund

BlackRock LifePath® Smart Beta 2055 Fund

BlackRock LifePath® Smart Beta Retirement Fund

BlackRock Low Duration Bond Portfolio

BlackRock Managed Income Fund

BlackRock Multi-Asset Income Portfolio

BlackRock Strategic Income Opportunities Portfolio

BlackRock U.S. Government Bond Portfolio

BlackRock Funds III

BlackRock CoreAlpha Bond Fund

BlackRock Large Cap Index Fund

BlackRock LifePath® Dynamic Retirement Fund

BlackRock LifePath® Dynamic 2020 Fund

BlackRock LifePath® Dynamic 2025 Fund

BlackRock LifePath® Dynamic 2030 Fund

BlackRock LifePath® Dynamic 2035 Fund

BlackRock LifePath® Dynamic 2040 Fund

BlackRock LifePath® Dynamic 2045 Fund

BlackRock LifePath® Dynamic 2050 Fund

BlackRock LifePath® Dynamic 2055 Fund

BlackRock LifePath® Index Retirement Fund

BlackRock LifePath® Index 2020 Fund

BlackRock LifePath® Index 2025 Fund

BlackRock LifePath® Index 2030 Fund

BlackRock LifePath® Index 2035 Fund

BlackRock LifePath® Index 2040 Fund

BlackRock LifePath® Index 2045 Fund

BlackRock LifePath® Index 2050 Fund

BlackRock LifePath® Index 2055 Fund

BlackRock LifePath® Index 2060 Fund

BlackRock S&P 500 Index Fund

BlackRock Total International ex U.S. Index Fund

BlackRock U.S. Total Bond Index Fund

BlackRock Global Allocation Fund, Inc.

BlackRock Index Funds, Inc.

BlackRock International Index Fund

BlackRock Small Cap Index Fund

BlackRock Municipal Bond Fund, Inc.

BlackRock National Municipal Fund

BlackRock Short-Term Municipal Fund

BlackRock Strategic Global Bond Fund, Inc.

(each, a “Fund” and collectively, the “Funds”)

Supplement dated May 17, 2017 to the Class K Shares Prospectus of each Fund (each, a “Prospectus”)

Effective June 5, 2017, each Prospectus is amended as follows:

The first three paragraphs in the section of each Prospectus entitled “Account Information—How to Buy, Sell and Transfer Shares” are deleted in their entirety and replaced with the following:

How to Buy, Sell, Exchange and Transfer Shares

The chart on the following pages summarizes how to buy, sell, exchange and transfer shares through your Financial Intermediary. If you are not purchasing shares through an Employer-Sponsored Retirement Plan, you may also buy, sell, exchange and transfer shares through BlackRock if your account is held directly with BlackRock. To learn more about buying, selling, exchanging or transferring shares through BlackRock, call (800) 537-4942. Because the selection of a mutual fund involves many considerations, your Financial Intermediary may help you with this decision.

With certain limited exceptions, the Fund is generally available only to investors residing in the United States and may not be distributed by a foreign Financial Intermediary. Under this policy, in order to accept new accounts or additional investments (including by way of exchange from another mutual fund sponsored and advised by BlackRock or its affiliates) into existing accounts, the Fund generally requires that (i) a shareholder that is a natural person be a U.S. citizen or resident alien, in each case residing within the United States or a U.S. territory (including APO/FPO/DPO addresses), and have a valid U.S. taxpayer identification number, and (ii) a Financial Intermediary or a shareholder that is an entity be domiciled in the United States and have a valid U.S. taxpayer identification number or be domiciled in a U.S. territory and have a valid U.S. taxpayer identification number or IRS Form W-8. Any existing account that is updated to reflect a non-U.S. address will also be restricted from making additional investments.

The Fund may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements for any shareholders and suspend and resume the sale of any share class of the Fund at any time for any reason. In addition, the Fund may waive certain requirements regarding the purchase, sale, exchange or transfer of shares described below.

The section of each Prospectus entitled “Account Information—How to Buy, Sell and Transfer Shares—How to Transfer Your Account” or “Account Information—How to Buy, Sell and Transfer Shares—How to Sell Shares—Transfer Shares to Another Financial Intermediary” is deleted in its entirety and replaced with the following:

How to Exchange Shares or Transfer Your Account

	Your Choices	Important Information for You to Know
Exchange Privilege	Selling shares of one fund to purchase shares of another BlackRock Fund (“exchanging”)	Class K Shares of the Fund are generally exchangeable for shares of the same class of another BlackRock Fund. Investors who currently own Class K Shares of the Fund may make exchanges into Class K Shares of other BlackRock funds except for investors holding shares through certain client accounts at Financial Intermediaries that are omnibus with the Fund and do not meet applicable minimums. There is no required minimum amount with respect to exchanges of Class K Shares. You may only exchange into Class K Shares of a BlackRock fund that is open to new investors or in which you have a current account, if the BlackRock fund is closed to new investors.

	Your Choices	Important Information for You to Know

To exercise the exchange privilege, you may contact your Financial Intermediary. Alternatively, if your account is held directly with BlackRock, you may: (i) call (800) 441-7762 and speak with one of our representatives, (ii) make the exchange via the Internet by accessing your account online at www.blackrock.com, or (iii) send a written request to the Fund at the address on the back cover of this prospectus. Please note, if you indicated on your New Account Application that you did not want the Telephone Exchange Privilege, you will not be able to place exchanges via the telephone until you update this option either in writing or by calling (800) 441-7762. The Fund has the right to reject any telephone request for any reason.

Although there is currently no limit on the number of exchanges that you can make, the exchange privilege may be modified or terminated at any time in the future. The Fund may suspend or terminate your exchange privilege at any time for any reason, including if the Fund believes, in its sole discretion, that you are engaging in market timing activities. See “Short Term Trading Policy” below. For Federal income tax purposes a share exchange is a taxable event and a capital gain or loss may be realized. Please consult your tax adviser or other Financial Intermediary before making an exchange request.

Transfer Shares to Another Financial Intermediary	Transfer to a participating Financial Intermediary	You may transfer your Class K Shares of the Fund only to another Financial Intermediary that has entered into an agreement with the Distributor. Certain shareholder services may not be available for the transferred shares. All future trading of these assets must be coordinated by the receiving firm. Please contact your Financial Intermediary to accomplish the transfer of shares.
	Transfer to a non-participating Financial Intermediary	You must either: • Transfer your Class K Shares to an account with the Fund; or • Sell your Class K Shares. Please contact your Financial Intermediary to accomplish the transfer of shares.

Shareholders should retain this Supplement for future reference.

PR-MULTIEX-K0517SUP

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